Commitments - Schedule of Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital expenditure
Contracted for Operating leases	$ 50.0	$ 44.5
Within one year [member]
Capital expenditure
Operating lease commitment	76.7	66.6
Later than one and not later than five years [member]
Capital expenditure
Operating lease commitment	256.5	257.9
Later than five years [member]
Capital expenditure
Operating lease commitment	$ 324.2	$ 448.0